Commitments, contingencies and operating risks (Tables)	9 Months Ended
Sep. 30, 2019
Commitments, contingencies and operating risks
Summary of analysis of changes in loss allowances for commitments

An analysis of changes in the ECL allowances due to change in corresponding gross carrying amounts for the nine months ended September 30, 2019 and September 30, 2018, was the following:

	2018	2019
ECL allowance as of January 1,	(111)	(84)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	23	(24)
Amounts written off	—	—
ECL allowance as of September 30,	(88)	(108)

An analysis of changes in the ECL allowances due to change in corresponding gross carrying amounts for the three months ended September 30, 2019 and September 30, 2018, was the following:

	2018	2019
ECL allowance as of July 1,	(86)	(100)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(2)	(8)
Amounts written off	—	—
ECL allowance as of September 30,	(88)	(108)